Equity - Schedule of warrants outstanding and exercisable (Details) - $ / shares	12 Months Ended	18 Months Ended
	Mar. 31, 2025	Sep. 30, 2025
Equity, Attributable to Parent [Abstract]
Number of warrants outstanding, beginning balance	5,243,727	5,243,727
Reclassified to warrant liability	(5,243,727)	(5,243,727)
Number of warrants outstanding, ending balance	0	0
Weighted average exercise price, beginning balance	$ 15.2	$ 15.2
Weighted average exercise price, reclassified to warrant liability	(15.2)	(15.2)
Weighted average exercise price, ending balance	$ 0	$ 0